UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Suite 110., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Invenomic Fund

Institutional Class (BIVIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	2.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$970,598,265
  Number of Portfolio Holdings279
  Advisory Fee (net of waivers)$8,765,029
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.6%
Energy	-0.7%
Exchange-Traded Funds	-1.0%
Utilities	-1.1%
Real Estate	-1.3%
Materials	-1.5%
Communications	-2.6%
Financials	-5.5%
Health Care	-5.8%
Consumer Discretionary	-9.1%
Industrials	-32.7%
Technology	-33.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Invenomic Fund - Institutional Class (BIVIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BIVIX

Invenomic Fund

Super Institutional Class (BIVSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$129	2.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$970,598,265
  Number of Portfolio Holdings279
  Advisory Fee (net of waivers)$8,765,029
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.6%
Energy	-0.7%
Exchange-Traded Funds	-1.0%
Utilities	-1.1%
Real Estate	-1.3%
Materials	-1.5%
Communications	-2.6%
Financials	-5.5%
Health Care	-5.8%
Consumer Discretionary	-9.1%
Industrials	-32.7%
Technology	-33.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Invenomic Fund - Super Institutional Class (BIVSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BIVSX

Invenomic Fund

Investor Class (BIVRX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	3.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$970,598,265
  Number of Portfolio Holdings279
  Advisory Fee (net of waivers)$8,765,029
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	-0.6%
Energy	-0.7%
Exchange-Traded Funds	-1.0%
Utilities	-1.1%
Real Estate	-1.3%
Materials	-1.5%
Communications	-2.6%
Financials	-5.5%
Health Care	-5.8%
Consumer Discretionary	-9.1%
Industrials	-32.7%
Technology	-33.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Invenomic Fund - Investor Class (BIVRX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BIVRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Semi-Annual Financial Statements and Additional Information April 30, 2026

1-855-466-3406
www.Invenomic.com

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4%
	ADVERTISING & MARKETING - 1.4%
181,039	Omnicom Group, Inc.(a)	$13,889,312

	APPAREL & TEXTILE PRODUCTS - 3.8%
620,399	Canada Goose Holdings, Inc.(b)	7,060,141
89,477	Oxford Industries, Inc.	3,833,195
109,747	Prada SpA	486,201
255,776	Puma S.E.	7,800,282
184,849	PVH Corporation(a)	16,902,592
164,698	Unifi, Inc.(b)	599,501
		36,681,912
	ASSET MANAGEMENT - 0.2%
56,862	Wealthfront Corporation(b)	598,757
57,449	WisdomTree, Inc.	976,633
		1,575,390
	AUTOMOTIVE - 0.5%
219,223	Dauch Corporation(b)	1,251,763
43,798	Gentex Corporation	1,012,172
46,236	Miller Industries, Inc.	2,218,866
145,577	QuantumScape Corporation(b)	1,061,256
		5,544,057
	BANKING - 1.4%
69,175	Firstsun Capital Bancorp(b)	2,446,028
11,398	M&T Bank Corporation(a)	2,491,945
129,908	United Community Banks, Inc.	4,329,834
124,793	WesBanco, Inc.	4,290,383
		13,558,190
	BIOTECH & PHARMA - 3.5%
162,234	Hikma Pharmaceuticals PLC	3,086,525
3,377,261	Iovance Biotherapeutics, Inc.(a),(b)	11,347,597
181,439	Lexaria Bioscience Corporation(b)	119,568
1,299,076	Viatris, Inc.(a)	19,408,196
		33,961,886

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	CABLE & SATELLITE - 0.3%
107,905	Comcast Corporation, Class A	$2,917,751

	CHEMICALS - 2.2%
127,092	AdvanSix, Inc.	3,134,089
299,960	American Vanguard Corporation(b)	863,885
95,475	Arkema S.A.	6,948,527
23,312	Eastman Chemical Company	1,703,874
920,054	Mativ Holdings, Inc.(a)	8,538,101
5,316	Stepan Company	265,959
		21,454,435
	COMMERCIAL SUPPORT SERVICES - 5.9%
263,604	ABM Industries, Inc.(a)	10,755,043
9,688	Huron Consulting Group, Inc.(b)	1,265,883
2,152,318	Legalzoom.com, Inc.(a),(b)	13,882,451
438,845	Resources Connection, Inc.	1,860,703
289,512	Securitas A.B., Class B	4,832,360
298,662	Sodexo S.A.	15,187,274
293,504	TrueBlue, Inc.(b)	1,611,337
818,813	Vestis Corporation(b)	7,958,862
		57,353,913
	CONSTRUCTION MATERIALS - 1.6%
127,815	Owens Corning(a)	15,764,702

	CONSUMER SERVICES - 2.2%
2,578,754	Coursera, Inc.(a),(b)	15,343,586
422,360	KinderCare Learning Companies, Inc.(b)	1,659,875
993,026	Udemy, Inc.(b)	4,706,943
		21,710,404
	CONTAINERS & PACKAGING - 1.8%
269,137	Clearwater Paper Corporation(b)	3,689,868
25,918	Silgan Holdings, Inc.	1,050,975
261,933	Sonoco Products Company(a)	13,086,173
		17,827,016
	ELECTRICAL EQUIPMENT - 2.0%
45,280	Otis Worldwide Corporation	3,526,406

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.0% (Continued)
386,737	Sensata Technologies Holding PLC	$16,103,729
		19,630,135
	ENGINEERING & CONSTRUCTION - 0.4%
184,793	Mistras Group, Inc.(b)	3,488,892

	ENTERTAINMENT CONTENT - 0.0%(c)
2,536	Versant Media Group, Inc.	101,922

	FOOD – 5.9%
199,517	BellRing Brands, Inc.(b)	3,551,403
698,885	Dole PLC	10,609,074
622,059	Flowers Foods, Inc.	5,635,855
70,218	Fresh Del Monte Produce, Inc.	2,941,432
65,057	Herbalife Ltd.(b)	1,079,946
182,417	Ingredion, Inc.(a)	20,383,276
30,131	John B Sanfilippo & Son, Inc.	2,464,414
790,588	Nomad Foods Ltd.	7,684,515
212,363	Vital Farms, Inc.(b)	2,898,755
		57,248,670
	HEALTH CARE FACILITIES & SERVICES - 3.4%
218,463	Acadia Healthcare Company, Inc.(a),(b)	5,657,099
1,366,972	Accendra Health, Inc.(b)	5,071,466
464,244	Fulgent Genetics, Inc.(b)	7,051,866
11,356	IQVIA Holdings, Inc.(b)	1,798,450
82,469	Universal Health Services, Inc., Class B(a)	13,877,059
		33,455,940
	HOME & OFFICE PRODUCTS - 0.0%(c)
150,303	Purple Innovation, Inc.(b)	74,400

	HOME CONSTRUCTION - 0.3%
95,226	Forestar Group, Inc.(b)	2,691,087

	HOUSEHOLD PRODUCTS – 2.7%
183,450	Central Garden & Pet Company, Class A(b)	6,156,582

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	HOUSEHOLD PRODUCTS – 2.7% (Continued)
290,810	Coty, Inc., Class A(b)	$715,393
358,376	Edgewell Personal Care Company	8,081,379
470,113	Helen of Troy Ltd.(b)	10,883,116
		25,836,470
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
73,543	Gibraltar Industries, Inc.(b)	2,870,383

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
137,892	Lazard, Inc.	6,687,762

	INSURANCE - 0.5%
47,301	Prudential Financial, Inc.	4,640,701

	INTERNET MEDIA & SERVICES - 7.8%
334,389	Fiverr International Ltd.(b)	3,892,288
2,198,822	Getty Images Holdings, Inc.(b)	1,693,093
94,474	HealthStream, Inc.	1,961,280
2,160,049	Lyft, Inc., Class A(a),(b)	30,564,692
104,311	Maplebear, Inc.(b)	4,417,571
388,146	Shutterstock, Inc.	6,276,321
1,780,939	Snap, Inc., Class A(a),(b)	10,810,300
1,536,130	Upwork, Inc.(a),(b)	15,898,946
		75,514,491
	LEISURE FACILITIES & SERVICES – 4.9%
1,114,653	Penn Entertainment, Inc.(a),(b)	19,461,842
731,973	Six Flags Entertainment Corporation(a),(b)	13,746,453
212,299	United Parks & Resorts, Inc.(b)	7,483,540
57,066	Vail Resorts, Inc.	7,257,654
		47,949,489
	LEISURE PRODUCTS - 0.4%
35,297	Polaris, Inc.	2,339,132
125,921	Spin Master Corporation(d)	1,913,315
		4,252,447

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	MACHINERY – 2.2%
40,504	GrafTech International Ltd.(b)	$344,284
47,736	Hurco Companies, Inc.(b)	800,055
39,087	Regal Rexnord Corporation	8,404,878
138,768	Tennant Company(a)	11,523,295
		21,072,512
	MEDICAL EQUIPMENT & DEVICES – 10.3%
372,728	CONMED Corporation(a)	13,664,208
1,728,517	Dentsply Sirona, Inc.(a)	20,310,074
711,388	Enovis Corporation(a),(b)	16,674,934
273,203	Haemonetics Corporation(a),(b)	16,416,768
732,728	Integra LifeSciences Holdings Corporation(b)	7,722,953
771,542	Quanterix Corporation(b)	2,414,926
55,274	QuidelOrtho Corporation(b)	679,870
179,560	Solventum Corporation(a),(b)	12,095,162
123,683	Zimmer Biomet Holdings, Inc.	10,195,190
		100,174,085
	METALS & MINING - 2.7%
582,983	Eldorado Gold Corporation	18,124,942
2,580,951	Osisko Development Corporation(b)	7,717,043
		25,841,985

	OIL & GAS SERVICES & EQUIPMENT - 0.7%
494,231	DNOW, Inc.(b)	6,667,176

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
440,488	Allied Properties Real Estate Investment Trust	3,190,861
11,714	AvalonBay Communities, Inc.	2,143,662
36,584	Vornado Realty Trust	1,093,496
		6,428,019
	REAL ESTATE SERVICES - 0.2%
141,314	REX Holdings, Inc., Class A(b)	1,512,060

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	RETAIL - CONSUMER STAPLES - 0.3%
167,233	OptimizeRx Corporation(b)	$1,041,862
27,864	Sprouts Farmers Market, Inc.(b)	2,280,668
		3,322,530
	RETAIL - DISCRETIONARY - 3.1%
50,957	Best Buy Company, Inc.	3,082,389
799,902	Caleres, Inc.(a)	10,478,716
18,235	HUGO BOSS A.G.	772,082
79,102	J Jill, Inc.	1,007,759
188,886	Lovesac Company (The)(b)	2,986,288
488,975	Macy’s, Inc.	9,559,461
115,412	Sally Beauty Holdings, Inc.(b)	1,636,542
322,753	Sleep Number Corporation(b)	971,487
		30,494,724
	SOFTWARE - 24.6%
1,406,958	8x8, Inc.(b)	2,701,359
165,880	Akamai Technologies, Inc.(a),(b)	17,082,322
447,716	BILL Holdings, Inc.(a),(b)	17,013,208
5,325,001	Clarivate PLC(b)	15,282,753
764,742	Five9, Inc.(a),(b)	13,153,562
596,550	Gen Digital, Inc.(a)	11,507,450
34,211	HubSpot, Inc.(a),(b)	7,586,631
11,393	Intuit, Inc.	4,426,181
252,524	Lightspeed Commerce, Inc.(b)	2,335,847
20,241	Manhattan Associates, Inc.(b)	2,791,031
177,783	Monday.com Ltd.(b)	11,710,566
276,924	Progress Software Corporation(a),(b)	7,712,333
200,449	RingCentral, Inc., Class A(a)	8,062,059
165,138	Salesforce, Inc.(a)	29,151,812
854,188	Sprout Social, Inc., Class A(b)	5,125,128
208,420	SPS Commerce, Inc.(a),(b)	11,696,530
441,901	TeamViewer A.G.(b),(d)	2,461,864
5,901	Tyler Technologies, Inc.(b)	2,013,067
1,143,265	UiPath, Inc., Class A(a),(b)	11,775,630
203,343	Viant Technology, Inc., Class A(b)	2,208,305

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 114.4% (Continued)
	SOFTWARE - 24.6% (Continued)
237,845	Wix.com Ltd.(b)	$17,764,643
246,388	Workday, Inc., Class A(a),(b)	30,157,892
107,110	Ziff Davis, Inc.(a),(b)	4,901,354
		238,621,527
	SPECIALTY FINANCE – 0.4%
166,129	PRA Group, Inc.(b)	3,619,950

	STEEL - 1.3%
466,810	Ryerson Holding Corporation(a)	12,935,305

	TECHNOLOGY HARDWARE - 3.0%
60,365	Crane NXT Company	2,697,108
318,040	Ingram Micro Holding Corporation(a)	9,786,091
544,401	Kornit Digital Ltd.(b)	8,606,980
827,459	Stratasys Ltd.(b)	7,339,561
		28,429,740
	TECHNOLOGY SERVICES – 10.8%
185,144	Dlocal Ltd./Uruguay	2,569,799
288,796	Endava PLC, ADR - ADR(b)	1,160,960
485,748	Fidelity National Information Services, Inc.(a)	22,601,854
474,484	Fiserv, Inc.(a),(b)	29,726,423
388,787	Global Payments, Inc.(a)	27,977,113
84,000	Insight Enterprises, Inc.(b)	6,123,600
69,270	KBR, Inc.	2,596,932
407,426	LiveRamp Holdings, Inc.(a),(b)	11,909,062
		104,665,743

	TOTAL COMMON STOCKS (Cost $1,108,483,251)	1,110,467,113

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95	$95,601
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
68,955,133	First American Government Obligations Fund, Class X, 3.58% (Cost $68,955,133)(e)			68,955,133

	TOTAL INVESTMENTS - 121.5% (Cost $1,177,441,588)			$1,179,517,847
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.5)%			(208,919,582)
	NET ASSETS - 100.0%			$970,598,265

	COMMON STOCKS SOLD SHORT — (94.7)%
	ADVERTISING & MARKETING - (1.9)%
(40,979)	AppLovin Corporation, Class A			(18,290,977)

	AEROSPACE & DEFENSE - (6.6)%
(15,669)	HEICO Corporation			(4,229,376)
(2,101,403)	Joby Aviation, Inc.			(19,311,893)
(186,838)	Karman Holdings, Inc.			(12,701,247)
(86,351)	Kratos Defense & Security Solutions, Inc.			(5,444,431)
(70,788)	Loar Holdings, Inc.			(3,972,623)
(55,241)	Ondas, Inc.			(554,620)
(215,562)	Rocket Lab Corporation			(17,786,020)
				(64,000,210)
	ASSET MANAGEMENT - (4.3)%
(8,737)	Ares Management Corporation, Class A			(1,025,724)
(93,313)	Blackstone, Inc.			(11,718,246)
(453,080)	Blue Owl Capital, Inc.			(4,417,530)
(137,715)	Robinhood Markets, Inc., Class A			(10,038,046)
(202,164)	StepStone Group, Inc., Class A			(10,694,476)
(93,873)	TPG, Inc.			(4,094,740)
				(41,988,762)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)%
	AUTOMOTIVE - (2.1)%
(483,103)	Aurora Innovation, Inc.	$(2,840,646)
(47,324)	Tesla, Inc.	(18,060,258)
		(20,900,904)
	BANKING - 0.0% (a)
(1,378)	Park National Corporation	(237,278)

	BEVERAGES - (0.4)%
(45,398)	Monster Beverage Corporation	(3,498,824)

	BIOTECH & PHARMA - (0.6)%
(75,010)	Ionis Pharmaceuticals, Inc.	(5,607,748)

	CHEMICALS - (0.6)%
(20,900)	Albemarle Corporation	(4,111,030)
(8,888)	Hawkins, Inc.	(1,488,296)
		(5,599,326)
	COMMERCIAL SUPPORT SERVICES - (1.1)%
(73,426)	Casella Waste Systems, Inc.	(5,819,011)
(108,851)	Innodata, Inc.	(4,596,778)
		(10,415,789)
	E-COMMERCE DISCRETIONARY - (0.7)%
(458,782)	Figs, Inc., Class A	(6,863,379)

	ELECTRIC UTILITIES - (1.1)%
(146,432)	Oklo, Inc.	(10,616,320)

	ELECTRICAL EQUIPMENT - (8.7)%
(2,048)	AAON, Inc.	(191,099)
(2,945)	Advanced Energy Industries, Inc.	(1,130,615)
(26,803)	Argan, Inc.	(17,957,474)
(8,645)	Bel Fuse, Inc.	(2,104,625)
(8,523)	Bloom Energy Corporation, Class A	(2,415,077)
(81,335)	Camtek Ltd.	(15,609,813)
(7,636)	GE Vernova, Inc.	(8,273,301)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)% (Continued)
	ELECTRICAL EQUIPMENT - (8.7)% (Continued)
(19,923)	Modine Manufacturing Company	$(5,072,993)
(33,523)	nLight, Inc.	(2,341,582)
(23,163)	Powell Industries, Inc.	(6,422,405)
(66,046)	Veritiv Holdings Company, Class A	(21,695,451)
		(83,214,435)
	ENGINEERING & CONSTRUCTION - (8.9)%
(6,475)	Comfort Systems USA, Inc.	(11,915,619)
(176,985)	Construction Partners, Inc., Class A	(21,885,964)
(8,350)	Dycom Industries, Inc.	(3,457,735)
(32,026)	IES Holdings, Inc.	(20,627,306)
(32,508)	Installed Building Products, Inc.	(9,380,183)
(38,356)	Sterling Infrastructure, Inc.	(19,777,121)
		(87,043,928)
	FOOD - (0.2)%
(184)	Lotus Bakeries N.V.	(2,216,035)

	HEALTH CARE FACILITIES & SERVICES - (2.1)%
(158,737)	BrightSpring Health Services, Inc.	(7,614,614)
(30,409)	Medpace Holdings, Inc.	(12,731,032)
		(20,345,646)
	INDUSTRIAL INTERMEDIATE PROD - (0.6)%
(7,768)	VAT Group AG(d)	(5,795,605)

	INDUSTRIAL SUPPORT SERVICES - (0.1)%
(4,583)	VSE Corporation	(786,809)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - (1.0)%
(28,827)	Coinbase Global, Inc., Class A	$(5,412,846)
(146,996)	Galaxy Digital, Inc., Class A	(4,033,570)
		(9,446,416)
	INTERNET MEDIA & SERVICES - (0.5)%
(7,405)	Meta Platforms, Inc., Class A	(4,531,194)
(1,096)	VeriSign, Inc.	(294,451)
		(4,825,645)
	LEISURE FACILITIES & SERVICES - (0.8)%
(65,759)	Carnival Corporation	(1,743,271)
(3,593)	Royal Caribbean Cruises Ltd.	(947,690)
(45,203)	Shake Shack, Inc., Class A	(4,631,499)
		(7,322,460)
	LEISURE PRODUCTS - 0.0% (c)
(665)	Acushnet Holdings Corporation	(64,385)

	MACHINERY - (3.3)%
(37,417)	CECO Environmental Corporation	(2,774,096)
(46,499)	Kadant, Inc.	(13,630,252)
(4,243)	Power Solutions International, Inc.	(310,885)
(269,753)	Symbotic, Inc.	(15,942,402)
		(32,657,635)
	MEDICAL EQUIPMENT & DEVICES - (3.2)%
(71,431)	Establishment Labs Holdings, Inc.	(4,902,310)
(118,031)	Guardant Health, Inc.	(10,278,140)
(6,671)	Intuitive Surgical, Inc.	(3,052,716)
(67,935)	Medline, Inc.	(3,021,069)
(32,099)	West Pharmaceutical Services, Inc.	(9,552,341)
		(30,806,576)
	METALS & MINING - (0.9)%
(68,622)	Cameco Corporation	(8,443,251)
(31,381)	Uranium Energy Corporation	(467,263)
		(8,910,514)
	OIL & GAS PRODUCERS - (0.7)%
(15,525)	Texas Pacific Land Corporation	(6,887,977)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - (1.3)%
(5,303)	American Tower Corporation, Class A	$(968,911)
(91,251)	Iron Mountain, Inc.	(11,496,714)
		(12,465,625)
	RETAIL - DISCRETIONARY - (5.5)%
(44,976)	Carvana Company	(17,801,500)
(16,857)	Dillard’s, Inc., Class A	(9,595,342)
(1,644)	Fast Retailing Company Ltd.	(772,722)
(16,143)	Freshpet, Inc.	(1,087,715)
(371,339)	National Vision Holdings, Inc.	(8,622,492)
(60,765)	Williams-Sonoma, Inc.	(11,011,225)
(10,350)	Winmark Corporation	(3,938,072)
		(52,829,068)
	SEMICONDUCTORS - (13.1)%
(6,907)	Advantest Corporation	(1,246,706)
(36,419)	Allegro MicroSystems, Inc.	(1,766,322)
(4,322)	Analog Devices, Inc.	(1,738,568)
(19,959)	Applied Materials, Inc.	(7,873,626)
(57,360)	ARM Holdings PLC - ADR	(12,063,955)
(75,865)	Astera Labs, Inc.	(14,773,950)
(24,829)	Coherent Corp.	(7,938,080)
(118,251)	FormFactor, Inc.	(16,073,858)
(23,085)	Lam Research Corporation	(5,952,698)
(46,521)	Lattice Semiconductor Corporation	(5,688,588)
(117,026)	Navitas Semiconductor Corporation	(1,930,929)
(28,926)	Nova Ltd.	(14,475,438)
(109,696)	NVIDIA Corporation	(21,892,030)
(2,661)	Rambus, Inc.	(306,308)
(11,832)	SiTime Corporation	(6,651,359)
(15,318)	Teradyne, Inc.	(5,261,273)
(7,073)	Texas Instruments, Inc.	(1,988,079)
		(127,621,767)
	SOFTWARE - (6.0)%
(1,439)	Cadence Design Systems, Inc.	(474,280)
(14,025)	Cloudflare, Inc., Class A	(2,874,704)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)% (Continued)
	SOFTWARE - (6.0)% (Continued)
(23,665)	CoreWeave, Inc., Class A	$(2,641,014)
(10,033)	Crowdstrike Holdings, Inc., Class A	(4,472,210)
(101,080)	HUB24 Ltd.	(6,064,509)
(27,973)	IonQ, Inc.	(1,262,142)
(122,102)	Palantir Technologies, Inc., Class A	(16,985,610)
(13,839)	Palo Alto Networks, Inc.	(2,481,609)
(214,351)	Pro Medicus Ltd.	(20,742,152)
		(57,998,230)
	SPECIALTY FINANCE - (0.1)%
(5,172)	Circle Internet Group, Inc.	(470,031)
(1,943)	Credit Acceptance Corporation	(981,040)
(1,174)	Dave, Inc.	(319,316)
		(1,770,387)
	TECHNOLOGY HARDWARE - (14.7)%
(23,211)	Applied Optoelectronics, Inc.	(3,814,960)
(1,800)	Arista Networks, Inc.	(310,878)
(28,324)	Celestica, Inc.	(11,601,227)
(25,400)	Ciena Corporation	(13,400,532)
(47,986)	Corning, Inc.	(7,881,221)
(50,276)	Credo Technology Group Holding Ltd.	(8,748,527)
(58,946)	D-Wave Quantum, Inc.	(1,195,425)
(23,248)	Fabrinet	(15,889,310)
(44,956)	InterDigital, Inc.	(13,332,151)
(1,977)	Lumentum Holdings, Inc.	(1,783,887)
(59,295)	Rigetti Computing, Inc.	(1,034,698)
(19,418)	Seagate Technology Holdings PLC	(13,080,742)
(54,637)	TTM Technologies, Inc.	(8,644,666)
(9,661)	Ubiquiti, Inc.	(9,777,029)
(35,403)	Vicor Corporation	(9,532,966)
(50,622)	Western Digital Corporation	(21,996,270)
		(142,024,489)
	TECHNOLOGY SERVICES - 0.0% (c)
(5,320)	Hut 8 Corporation	(403,150)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (94.7)% (Continued)
	TELECOMMUNICATIONS - (0.2)%
(32,746)	AST SpaceMobile, Inc.	$(2,419,929)

	TRANSPORTATION & LOGISTICS - (3.4)%
(89,894)	Old Dominion Freight Line, Inc.	(19,096,183)
(64,286)	XPO, Inc.	(14,151,277)
		(33,247,460)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (1.0)%
	EQUITY - (1.0)%
(114,599)	Invesco KBW Bank ETF	(10,007,931)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $882,764,398)	$(929,131,619)

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	All or a portion of the security is segregated as collateral for short sales.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is (1,420,426) or -0.1% of net assets.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$1,177,441,588
At value	$1,179,517,847
Cash collateral segregated for short sales	705,490,857
Foreign Currency (Cost $51,397,371)	54,747,581
Receivable for securities sold	23,022,012
Receivable for Fund shares sold	835,290
Dividends and interest receivable	2,236,424
Prepaid expenses and other assets	83,574
TOTAL ASSETS	1,965,933,585

LIABILITIES
Securities sold short (Proceeds - $882,764,398)	929,131,619
Payable for investments purchased	63,824,118
Payable for Fund shares redeemed	423,210
Investment advisory fees payable	1,444,923
Dividends payable on securities sold short	180,317
Shareholder servicing fees payable	115,565
Payable to related parties	70,786
Distribution (12b-1) fees payable	6,860
Accrued expenses and other liabilities	137,922
TOTAL LIABILITIES	995,335,320
NET ASSETS	$970,598,265

NET ASSETS CONSIST OF:
Paid in capital	$1,189,615,437
Accumulated loss	(219,017,172)
NET ASSETS	$970,598,265

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$498,437,511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,099,228
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.56

Investor Class:
Net Assets	$31,578,276
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,947,250
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.22

Super Institutional Class:
Net Assets	$440,582,478
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	26,215,333
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.81

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $49,200)	$7,996,787
Interest	12,275,877
TOTAL INVESTMENT INCOME	20,272,664

EXPENSES
Investment advisory fees	8,819,836
Distribution (12b-1) fees:
Investor Class	42,402
Shareholder service fees - Institutional Class	679,472
Shareholder service fees - Investor Class	42,402
Dividends on securities sold short	2,784,799
Third party administrative servicing fees	579,382
Administration fees	425,246
Custodian fees	88,537
Registration fees	70,630
Compliance officer fees	28,202
Insurance expense	18,123
Printing expense	17,928
Legal fees	14,876
Trustees fees and expenses	12,367
Audit fees	9,654
Other expenses	9,017
TOTAL EXPENSES	13,642,873

Plus: Fees waived by the Advisor	(54,807)

NET EXPENSES	13,588,066

NET INVESTMENT INCOME	6,684,598

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	86,472,352
Foreign currency transactions	1,211,978
Options purchased	1,376,475
Securities sold short	(102,143,809)
(13,083,004)
Net change in unrealized appreciation (depreciation) on:
Investments	10,835,405
Foreign currency translations	2,860,540
Options purchased	(2,037,639)
Securities sold short	47,238,845
58,897,151

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	45,814,147

NET INCREASE IN NET ASSETS	$52,498,745

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$6,684,598	$20,671,853
Net realized gain(loss) from investments, foreign currency transactions, options purchased, and securities sold short	(13,083,004)	17,469,351
Net change in unrealized appreciation(depreciation) on investments, securities sold short, options purchased and foreign currency translations	58,897,151	(89,644,571)
Net increase(decrease) in net assets resulting from operations	52,498,745	(51,503,367)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(12,706,541)	(24,986,679)
Investor Class	(684,029)	(1,869,994)
Super Institutional Class	(10,096,832)	(15,571,955)
Net decrease in net assets resulting from distributions to shareholders	(23,487,402)	(42,428,628)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	46,809,196	122,459,356
Investor Class	4,327,226	11,942,102
Super Institutional Class	133,562,427	417,539,643
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	11,040,932	21,164,186
Investor Class	615,126	1,727,913
Super Institutional Class	5,042,804	8,851,425
Redemption fee proceeds:
Institutional Class	11,911	183,199
Investor Class	731	13,295
Super Institutional Class	8,891	112,621
Payments for shares redeemed:
Institutional Class	(109,646,295)	(235,433,765)
Investor Class	(6,788,040)	(49,207,609)
Super Institutional Class	(77,311,351)	(255,912,998)
Net increase in net assets from shares of beneficial interest	7,673,558	43,439,368

TOTAL INCREASE(DECREASE) IN NET ASSETS	36,684,901	(50,492,627)

NET ASSETS
Beginning of Period	933,913,364	984,405,991
End of Period	$970,598,265	$933,913,364

SHARE ACTIVITY
Institutional Class:
Shares Sold	2,692,088	7,088,505
Shares Reinvested	647,562	1,261,274
Shares Redeemed	(6,418,291)	(13,687,843)
Net decrease in shares of beneficial interest outstanding	(3,078,641)	(5,338,064)

Investor Class:
Shares Sold	255,040	709,911
Shares Reinvested	36,812	105,040
Shares Redeemed	(402,302)	(2,913,979)
Net decrease in shares of beneficial interest outstanding	(110,450)	(2,099,028)

Super Institutional Class:
Shares Sold	7,603,408	23,623,863
Shares Reinvested	291,660	520,366
Shares Redeemed	(4,447,405)	(14,812,156)
Net increase in shares of beneficial interest outstanding	3,447,663	9,332,073

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	April 30, 2026		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$16.01		$17.51	$23.52	$23.99		$17.40	$10.67

Activity from investment operations:
Net investment income (loss) (1)	0.11		0.33	0.61	0.49		(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments	0.83		(1.16)	(2.64)	4.73		9.35	7.32
Total from investment operations	0.94		(0.83)	(2.03)	5.22		9.08	7.11

Less distributions from:
Net investment income	(0.39)		(0.68)	(0.57)	—		—	(0.01)
Net realized gains	—		—	(3.41)	(5.69)		(2.50)	(0.38)
Total distributions	(0.39)		(0.68)	(3.98)	(5.69)		(2.50)	(0.39)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.01	0.00 (2)	0.00	(2)	0.01	0.01

Net asset value, end of period	$16.56		$16.01	$17.51	$23.52		$23.99	$17.40

Total return (3)	5.79	% (7)	(4.84)%	(10.46)%	25.83	% (6)	58.24%	68.21%

Net assets, at end of period (000’s)	$498,438		$531,281	$674,365	$966,505		$620,954	$265,308

Ratio of gross expenses to average net assets (4,5)	2.79	% (8)	3.06%	3.16%	3.05%		2.89%	3.25%
Ratio of net expenses to average net assets (5)	2.78	% (8)	3.04%	3.16%	3.07%		2.92%	3.15%
Ratio of net investment income (loss) to average net assets	1.22	% (8)	1.88%	3.22%	2.15%		(1.19)%	(1.31)%
Portfolio Turnover Rate	82	% (7)	197%	170%	140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.24	% (8)	2.25%	2.22%	2.20%	2.20%	2.33%
After fees waived/recaptured	2.23	% (8)	2.23%	2.22%	2.22%	2.23%	2.23%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	April 30, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		October 31, 2025		October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$15.66		$17.10		$23.04		$23.66		$17.23	$10.57

Activity from investment operations:
Net investment income (loss) (1)	0.08		0.28		0.55		0.41		(0.32)	(0.26)
Net realized and unrealized gain (loss) on investments	0.82		(1.13)		(2.57)		4.66		9.24	7.24
Total from investment operations	0.90		(0.85)		(2.02)		5.07		8.92	6.98

Less distributions from:
Net investment income	(0.34)		(0.60)		(0.51)		—		—	—
Net realized gains	—		—		(3.41)		(5.69)		(2.50)	(0.38)
Total distributions	(0.34)		(0.60)		(3.92)		(5.69)		(2.50)	(0.38)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.01		0.00	(2)	0.00	(2)	0.01	0.06

Net asset value, end of period	$16.22		$15.66		$17.10		$23.04		$23.66	$17.23

Total return (3)	5.65	% (7)	(5.07	)% (6)	(10.66	)% (6)	25.50	% (6)	57.85%	68.09%

Net assets, at end of period (000’s)	$31,578		$32,221		$71,062		$121,751		$112,627	$27,457

Ratio of gross expenses to average net assets (4,5)	3.04	% (8)	3.31%		3.41%		3.30%		3.14%	3.50%
Ratio of net expenses to average net assets (5)	3.03	% (8)	3.29%		3.41%		3.32%		3.17%	3.40%
Ratio of net investment income (loss) to average net assets	0.97	% (8)	1.68%		2.97%		1.85%		(1.41)%	(1.56)%
Portfolio Turnover Rate	82	% (7)	197%		170%		140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.49	% (8)	2.50%	2.47%	2.45%	2.45%	2.58%
After fees waived/recaptured	2.48	% (8)	2.48%	2.47%	2.47%	2.48%	2.48%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the
	Six Months Ended		For the	For the		For the		For the	For the
	April 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$16.27		$17.79	$23.84		$24.19		$17.49	$10.70

Activity from investment operations:
Net investment income (loss) (1)	0.13		0.38	0.67		0.57		(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments	0.85		(1.17)	(2.68)		4.77		9.38	7.33
Total from investment operations	0.98		(0.79)	(2.01)		5.34		9.19	7.17

Less distributions from:
Net investment income	(0.44)		(0.74)	(0.63)		—		—	(0.01)
Net realized gains	—		—	(3.41)		(5.69)		(2.50)	(0.38)
Total distributions	(0.44)		(0.74)	(4.04)		(5.69)		(2.50)	(0.39)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.01	0.00	(2)	0.00	(2)	0.01	0.01

Net asset value, end of period	$16.81		$16.27	$17.79		$23.84		$24.19	$17.49

Total return (3)	5.92	% (6,7)	(4.58)%	(10.23	)% (6)	26.18	% (6)	58.62%	68.58%

Net assets, at end of period (000’s)	$440,582		$370,411	$238,979		$451,696		$256,997	$60

Ratio of gross expenses to average net assets (4,5)	2.54	% (8)	2.81%	2.91%		2.80%		2.64%	3.00%
Ratio of net expenses to average net assets (5)	2.53	% (8)	2.79%	2.91%		2.82%		2.67%	2.90%
Ratio of net investment income (loss) to average net assets	1.46	% (8)	2.15%	3.53%		2.45%		(0.77)%	(1.04)%
Portfolio Turnover Rate	82	% (7)	197%	170%		140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

1.99	% (8)	2.00%	1.97%	1.95%	1.95%	2.08%
1.98	% (8)	1.98%	1.97%	1.97%	1.98%	1.98%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,110,467,113	$—	$—	$1,110,467,113
Warrant	—	95,601	—	95,601
Money Market Fund	68,955,133	—	—	68,955,133
Total	$1,179,422,246	$95,601	$—	$1,179,517,847
Liabilities*
Securities Sold Short	$(929,131,619)	$—	$—	$(929,131,619)
Total	$(929,131,619)	$—	$—	$(929,131,619)

The fund did not hold any level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2026, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contracts and short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2026, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Purchases	Sales	Cover Short Sale	Securities Sold Short
$935,103,337	$977,071,566	$1,245,111,537	$1,242,849,531

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2026, the Fund incurred advisory fees in the amount of $8,819,836.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2027 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2026, the advisor waived fees in the amount of $54,807. Previously waived fees in the amount of $180,485 are subject to recapture until October 31, 2028.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the six months ended April 30, 2026, the Fund incurred shareholder service fees in the amount of $679,472 and $42,402 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2026, the Fund incurred distribution fees in the amount of $42,402.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

As of April 30, 2026 the Fund was not invested in derivatives.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2026.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$1,376,475	$(2,037,639)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2026 and year ended October 31, 2025 the redemption fees assessed by the Fund were as follows:

	Institutional	Investor	Super Institutional
4/30/2026	$11,911	$731	$8,891
10/31/2025	$183,199	$13,295	$112,621

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2026, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$408,418,384	$165,126,040	$(323,158,196)	$(158,032,156)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2025 and October 31, 2024 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$42,428,628	$234,273,093
	$42,428,628	$234,273,093

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$19,398,675	$—	$—	$(53,874,752)	$—	$(213,552,438)	$(248,028,515)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $516,329.

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$53,874,752	$—	$53,874,752	$9,896,125

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2026 there were no securities on loan.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Charles Schwab & Co. and National Financial Services LLC held approximately 39.06% and 25.94%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	ACCOUNTING PRONOUNCEMENT

The Fund has adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the advisory agreement (the “Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the ICM Advisory Agreement, a memorandum prepared by the Trust’s counsel to the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by the counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement with respect to the Fund. The Board relied upon the advice of counsel to the Independent Trustees and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.

During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed the extent of ICM’s research capabilities, the

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quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of the Fund and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the Fund’s investment strategy. Additionally, the Board received responses from the representatives of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of the Fund; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer (“CCO”) would periodically review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized to meet its obligations to the Fund. The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s CCO regarding ICM’s business practices. The Board noted that the Trust’s CCO continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance.

The Board discussed the report prepared by Broadridge, an independent third party, and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one-year, three-year, five-year and since inception periods ended December 31, 2025. The Board noted that the Fund outperformed its peer group median, Morningstar category median and benchmark (the S&P 500 total Return Index) for the five-year and since inception periods but underperformed its peer group median and Morningstar category median and benchmark for the one and three-year periods. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable.

Fees and Expenses.

As to the costs of the services provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in the peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2027, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to the Fund’s shareholders. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability.

The Board also considered the level of profits that accrued to ICM with respect to the Fund based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by ICM. The Board concluded that profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale.

As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

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Conclusion.

The Board relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/2/2026

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 7/2/2026